Net Loss Per Share (Convertible Preferred Stock Numbers as Shown on Common Stock Equivalent Basis) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Class A Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares excluded from the computations of diluted weighted average shares outstanding		6,899,737	2,399,742
Stock Options and Unvested Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares excluded from the computations of diluted weighted average shares outstanding	2,153,900	1,510,000	1,367,449